SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                    -----

         File No. 33-43321:

         Pre-Effective Amendment No.____

         Post-Effective Amendment No._9_                              X
                                                                    -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                    -----

         File No. 811-6441:

         Amendment No._10_


         AMERICAN CENTURY INTERNATIONAL BOND FUNDS
         (Exact Name of Registrant as Specified in Charter)

         4500 Main Street, Kansas City, MO  64111
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  (816) 531-5575

         Douglas A. Paul
         Vice President, Secretary
         and General Counsel
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately, upon effectiveness (first offered 1/7/92)

It is proposed that this filing become effective:

   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   __X__  on May 1, 1997 pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a) of Rule 485
   _____  on (date) pursuant to paragraph (a)(1) of Rule 485
   _____  75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485


--------------------------------------------------------------------------------
Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On February 27, 1997, the Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended December 31, 1996.

                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS

                     1933 Act Post-Effective Amendment No. 9
                            1940 Act Amendment No. 10

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

PART A:  PROSPECTUS

ITEM      PROSPECTUS CAPTION

1         Cover Page

2         Transaction and Operating Expense Table

3         Financial Highlights, Performance Advertising

4 Investment Management, Further Information About American Century, Investment Objective of the Fund, Investment Policies of the Fund, Risk Factors and Investment Techniques, Other Investment Practices, Their Characteristics and Risks

5         Management

5A        Not Applicable

6 Further Information About American Century, How to Redeem Shares, Cover Page, Distributions, Taxes

7 Cover Page, Distribution of Fund Shares, How to Open an Account, Share Price, Transfer and Administrative Services

8         How to Redeem Shares, Transfer and Administrative Services

9         Not Applicable



PART B:  STATEMENT OF ADDITIONAL INFORMATION

ITEM      STATEMENT OF ADDITIONAL INFORMATION CAPTION

10        Cover Page

11        Table of Contents

12        Not Applicable

13        Investment   Policies,   Techniques   and  Risk  Factors,   Investment
          Restrictions, Portfolio Transactions

14        Trustee and Officers

15        Additional Purchase and Redemption Information, Trustees and Officers

16        Investment  Advisory  Services,   Transfer  Agent  and  Administrative
          Services, Expense Limitation Agreement, About the Trust

17        Portfolio Transactions

18        About the Trust

19 Additional Purchase and Redemption Information, Valuation of Portfolio Securities

20        Taxes

21        Additional Purchase and Redemption Information

22        Performance

23        Cover Page

                                   PROSPECTUS

                            [american century logo]
                                    American
                                  Century(sm)


                                   MAY 1, 1997



                                     BENHAM
                                    GROUP(R)


                            EUROPEAN GOVERNMENT BOND

                                 [front cover]


                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS


American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          American Century Investments


                          AMERICAN CENTURY INVESTMENTS

  Benham Group(R)           American Century Group    Twentieth Century(R) Group

 MONEY MARKET FUNDS           ASSET ALLOCATION &             GROWTH FUNDS
GOVERNMENT BOND FUNDS           BALANCED FUNDS            INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS     CONSERVATIVE EQUITY FUNDS
 MUNICIPAL BOND FUNDS          SPECIALTY FUNDS

     European
  Government Bond




                                   PROSPECTUS
                                   MAY 1, 1997



                          EUROPEAN GOVERNMENT BOND FUND


                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS

American Century International Bond Funds is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the funds from our Benham Group that invests in the highest-quality European government debt securities is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


This Prospectus gives you information about the Fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated May 1, 1997, and filed with the Securities and Exchange Commission ("SEC"). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:


                          American Century Investments
                       4500 Main Street o P.O. Box 419200
                Kansas City, Missouri 64141-6200 o 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                        Internet: www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

Investments in the Fund are not insured, nor are they guaranteed by the U.S. government or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                    1


                        INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY -- BENHAM EUROPEAN GOVERNMENT BOND FUND

The Fund seeks over the long term as high a level of total return as is consistent with investment in the highest-quality European government debt securities.

There is no assurance that the Fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2    Investment Objective                           American Century Investments


                                TABLE OF CONTENTS


Investment Objective of the Fund............................................2
Transaction and Operating Expense Table.....................................4
Financial Highlights........................................................5


-------------------------------------------------------------------------------
INFORMATION REGARDING THE FUND
-------------------------------------------------------------------------------


Investment Policies of the Fund.............................................6
     Investment Objective...................................................6
     International Subadvisor...............................................6
     Investment Strategy....................................................6
     Currency Management....................................................6
Risk Factors and Investment Techniques......................................7
     Issuer Diversification.................................................7
     Credit Quality.........................................................8
     Currency Diversification...............................................8
     Dollar-Weighted Average Maturity.......................................8
Other Investment Practices, Their Characteristics
     and Risks..............................................................8
     Portfolio Turnover.....................................................8
     When-Issued and Forward Commitment
     Agreements.............................................................8
     Interest Rate Futures Contracts and
     Options Thereon........................................................8
     Short-Term Instruments.................................................9
     Securities Lending.....................................................9
     Other Techniques......................................................10
Performance Advertising....................................................10


-------------------------------------------------------------------------------
HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS
-------------------------------------------------------------------------------


American Century Investments...............................................11
Investing in American Century..............................................11
How to Open an Account.....................................................11
     By Mail...............................................................11
     By Wire...............................................................11
     By Exchange...........................................................12
     In Person.............................................................12
     Subsequent Investments................................................12
     By Mail...............................................................12
     By Telephone..........................................................12
     By Online Access......................................................12
     By Wire...............................................................12
     In Person.............................................................12
     Automatic Investment Plan.............................................12
How to Exchange from One Account
     to Another............................................................12
     By Mail...............................................................13
     By Telephone..........................................................13
     By Online Access......................................................13
How to Redeem Shares.......................................................13
     By Mail...............................................................13
     By Telephone..........................................................13
     By Check-A-Month......................................................13
     Other Automatic Redemptions...........................................13
     Redemption Proceeds...................................................13
     By Check..............................................................13
     By Wire and ACH.......................................................13
     Redemption of Shares
     in Low-Balance Accounts...............................................13
Signature Guarantee........................................................14
Special Shareholder Services...............................................14
     Automated Information Line............................................14
     Online Account Access.................................................14
     Open Order Service....................................................14
     Tax-Qualified Retirement Plans........................................15
Important Policies Regarding Your Investments..............................15
Reports to Shareholders....................................................15
Employer-Sponsored Retirement Plans
     and Institutional Accounts............................................16


-------------------------------------------------------------------------------
ADDITIONAL INFORMATION YOU SHOULD KNOW
-------------------------------------------------------------------------------

Share Price................................................................17
     When Share Price is Determined........................................17
     How Share Price is Determined.........................................17
     Where to Find Information About Share Price...........................17
Distributions..............................................................18
Taxes......................................................................18
     Tax-Deferred Accounts.................................................18
     Taxable Accounts......................................................18
Management.................................................................19
     Investment Management.................................................19
     Code of Ethics........................................................20
     Transfer and Administrative Services..................................20
Distribution of Fund Shares................................................21
Expenses...................................................................21
Further Information About American Century.................................21


Prospectus                                            Table of Contents        3


                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                                     European
                                                                 Government Bond
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
--------------------------------------------------------------------------------

Maximum Sales Load Imposed on Purchases................................none
Maximum Sales Load Imposed on Reinvested Dividends.....................none
Deferred Sales Load....................................................none
Redemption Fee(1)......................................................none
Exchange Fee...........................................................none

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES:(2)
(as a percentage of net assets)
--------------------------------------------------------------------------------


Management Fees....................................................... .45%
12b-1 Fees............................................................ none
Other Expenses........................................................ .38%
Total Fund Operating Expenses......................................... .83%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

You would pay the following expenses on a               1 year         $  9
$1,000 investment, assuming a 5% annual return and     3 years           27
redemption at the end of each time period:             5 years           47
                                                      10 years          104

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.


(2) Benham Management Corporation (the "Manager") has agreed to limit the Fund's total operating expenses to a specified percentage of the Fund's average daily net assets. The agreement provides that the Manager may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, Fund expenses were less than the expense limit in effect at that time. The expense limitation for the Fund is 0.90% until May 31, 1997. This expense limitation is subject to annual renewal in June.


The Fund pays the Manager advisory fees equal to an annualized percentage of the Fund's average daily net assets. Other expenses include administrative and transfer agent fees paid to American Century Services Corporation.

The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the shares of the Fund. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


4    Transaction and Operating Expense Table        American Century Investments



                              FINANCIAL HIGHLIGHTS
                            EUROPEAN GOVERNMENT BOND


The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
December 31, except as noted.


                                                   1996       1995         1994         1993         1992(1)
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                               $11.95     $10.36       $10.82       $10.01        $10.00
                                                  ------     ------       ------       ------        ------
Income from Investment Operations
   Net Investment Income                           0.69       0.61         0.78         0.69          0.79
Net Realized and Unrealized Gain
   (Loss) on Investment Transactions               0.03       1.88        (0.63)        0.49          0.38
                                                   ----       ----        -----         ----          ----
   Total from Investment Operations                0.72       2.49         0.15         1.18          1.17
                                                   ----       ----         ----         ----          ----
Distributions
   From Net Investment Income                     (0.71)     (0.90)       (0.60)       (0.37)        (0.66)
   In Excess of Net Investment Income             (0.02)       --           --           --            --
   From Net Realized Gains on
     Investment Transactions                      (0.15)       --         (0.01)         --          (0.50)
                                                   ----       ----         ----         ----          ----
   Total Distributions                            (0.88)     (0.90)       (0.61)       (0.37)        (1.16)
                                                  -----      -----        -----        -----         -----
Net Asset Value, End of Period                    $11.79     $11.95       $10.36       $10.82        $10.01
                                                  ======     ======       ======       ======        ======
   Total Return(2)                                 6.38%     24.40%        1.52%       11.79%         7.08%

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
   Ratio of Operating Expenses
   to Average Net Assets(3)                       0.83%      0.82%         0.86%        0.85%       0.51%(4)
   Ratio of Net Investment Income
   to Average Net Assets                          5.48%      6.14%         6.09%        6.27%        7.59%(4)
   Portfolio Turnover Rate                         242%       167%          166%         310%         252%
   Net Assets, End of Period (in thousands)    $252,456   $252,247      $194,301     $355,615     $337,043

(1)  January 7, 1992 (inception) to December 31, 1992.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3) The ratios for the periods subsequent to December 31, 1994, include expenses paid through expense offset arrangements.

(4)  Annualized.

Prospectus                                           Financial Highlights      5


                         INFORMATION REGARDING THE FUND


INVESTMENT POLICIES OF THE FUND

The Fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the Fund identified on page 2 of this Prospectus and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The Fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek over the long term as high a level of total return as is consistent with investment in the highest-quality European government debt securities. There is no assurance that the Fund will achieve its investment objective.

The Fund may be appropriate for U.S. investors who:

o Want to protect their income against a decline in the purchasing power of the U.S. dollar relative to that of foreign currencies.

o    Want  to  diversify  their  investments   beyond  U.S.   dollar-denominated
     securities and interest rate exposure.

As market conditions change (i.e., interest rate, political, and economic changes occur), the Fund's value will vary. The Fund's performance will be affected by currency values, foreign economies, and other foreign investment factors.

INTERNATIONAL SUBADVISOR

J.P. Morgan Investment Management Inc. ("JPMIM") is the Fund's subadvisor and is responsible for its day-to-day operations. JPMIM is headquartered in New York and maintains offices in most of the world's financial centers, including London and Frankfurt.

INVESTMENT STRATEGY

JPMIM selects the Fund's investments by using a combination of fundamental research and bond and currency valuation models. The following is a brief summary of factors considered by JPMIM in selecting the Fund's investments:

o Economic/Political Fundamentals: JPMIM evaluates each country's economic climate and political discipline for controlling deficits and inflation.

o Expected Return: Using economic forecasts, JPMIM projects the expected return for each country.

o Relative Value: By contrasting expected risks and returns for investments in each country, JPMIM selects those countries expected to produce the best return at reasonable risk.

CURRENCY MANAGEMENT

The rate of exchange between U.S. dollars and European currencies fluctuates, which results in gains and losses to the Fund. Even if the Fund's foreign security holdings perform well, an increase in the value of the dollar relative to the currencies in which portfolio securities are denominated can offset security gains.

Because the Fund is designed for U.S. investors seeking currency and interest rate diversification, JPMIM limits its use of hedging strategies intended to minimize the effect of currency fluctuations. Although hedging strategies (if they are successful) reduce exchange rate risk, they also reduce the potential for share price appreciation when European currencies increase in value relative to the U.S. dollar.

When JPMIM considers the U.S. dollar to be attractive relative to European currencies, as much as 25% of the Fund's total assets may be hedged into dollars. For temporary defensive purposes and under extraordinary circumstances (such as significant polit-

6    Information Regarding the Fund                American Century Investments


ical events), more than 25% of the Fund's total assets may be hedged in this manner.


In managing the Fund's currency exposure, JPMIM will buy and sell foreign currencies regularly, either in the spot (i.e., cash) market or the forward market. Forward foreign currency exchange contracts ("forward contracts") are individually negotiated and privately traded between currency traders (usually large commercial banks) and their customers. In most cases, no deposit requirements exist, and these contracts are traded at a net price without commission. Forward contracts involve an obligation to purchase or sell a specific currency at an agreed-upon price on a future date. Most contracts expire in less than one year. The Fund will not use futures and options for speculative purposes. For more information on futures and options, please see "Interest Rate Futures Contracts and Options Thereon" on page 8.



RISK FACTORS AND INVESTMENT TECHNIQUES

The risks which the Fund faces most frequently are those posed by fluctuations in currency values. The value of the investments held by the Fund is calculated in U.S. dollars on each day that the New York Stock Exchange (the "Exchange") is open for business. As a result, to the extent that the Fund's assets are invested in instruments denominated in currencies other than the U.S. dollar and such currencies appreciate relative to the U.S. dollar, the Fund's net asset value per share as expressed in U.S. dollars (and, therefore, the value of a shareholder's investment in the Fund as expressed in U.S. dollars) should increase. If the U.S. dollar appreciates relative to such other currencies, the converse should occur, except to the extent that losses are offset by net investment income generated by the U.S. dollar-denominated instruments in which the Fund invests.

The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities stated in U.S. dollars. An individual shareholder's gains or losses on his or her shares will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of such shares. The relative amount of appreciation or depreciation in the Fund's assets also will be affected by changes in the value of the securities that are unrelated to changes in currency exchange rates.

Interest rates paid on instruments denominated in foreign currencies may be higher or lower than those paid on comparable U.S. dollar instruments. Consequently, the Fund may have a higher or lower yield than a fund which invests strictly in U.S. dollar-denominated instruments.

ISSUER DIVERSIFICATION

The Fund invests primarily in bonds issued or guaranteed by European governments and their political subdivisions. The Fund currently intends to invest in bonds issued by governments and political subdivisions of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Political subdivisions include states, provinces, and municipalities, as well as federal, regional, state, and municipal agencies or instrumentalities. The Fund may also invest in bonds issued by supranational organizations such as the World Bank or the European Investment Bank.

Typically, the Fund invests more than 25% of its total assets in securities issued by the German government or its political subdivisions. For temporary defensive purposes, however, the Fund may invest less than 25% of its total assets in these securities. The Fund does not expect to invest more than 25% of its total assets in government debt securities of any one foreign country other than Germany.

To provide a margin of liquidity for shareholder redemptions and exchanges, the Fund may invest up to 5% of its total assets in U.S. government securities held directly or under a repurchase agreement. For temporary defensive purposes, the Fund may invest more than 5% of its total assets in U.S. government securities.

The Fund is a "non-diversified company" as defined in the Investment Company Act of 1940 (the "1940 Act"), which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.

The Fund may invest in AAA-rated corporate bonds denominated in European currencies or European Currency Units ("ECU"s). However, the

Prospectus                                  Information Regarding the Fund     7


Fund will limit its investments in such corporate bonds to those amounts which will help it satisfy the diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended.

CREDIT QUALITY

Like U.S. Treasury securities, direct obligations of a European government are backed by the full faith and credit of that government. European government agency debt may or may not be backed by government guarantees.

Under normal market conditions, the Fund invests at least 65% of its total assets in European government bonds which are rated AAA, at the time of purchase, by a nationally recognized statistical rating agency (a "rating agency") or considered by the subadvisor to be of comparable quality. If a rating agency downgrades a security held by the Fund or judges a security to be less than AAA quality, the security would be sold as quickly as possible without unnecessarily destabilizing the Fund's share price or yield.

CURRENCY DIVERSIFICATION

Bonds eligible for inclusion in the Fund's portfolio may be denominated in European currencies or ECUs. ECUs are a composite currency consisting of fixed amounts of currency of European Economic Community member countries. A government may issue bonds in domestic currency, ECUs, or the currency of another sovereign government. In this regard, the Fund may buy Australian or Canadian bonds issued in European currencies or ECUs. Under normal market conditions, at least 30% of the Fund's total assets are invested in securities denominated in German marks.

DOLLAR-WEIGHTED AVERAGE MATURITY

The Fund's dollar-weighted average portfolio maturity ranges from two to ten years.


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS

For additional information regarding the investment practices of the Fund, see the Statement of Additional Information.

PORTFOLIO TURNOVER

The portfolio turnover rate of the Fund is shown in the Financial Highlights table on page 5 of this Prospectus.

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the Fund's objectives. The Manager believes that the rate of portfolio turnover is irrelevant when it or JPMIM determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be anticipated.

The portfolio turnover of the Fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the Fund pays directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by the Fund since short-term capital gains are taxable as ordinary income.

Transaction costs are normally higher for foreign securities than for U.S securities; therefore, the Fund's anticipated portfolio turnover rate may have a larger negative impact on total return than it would if the Fund invested primarily or exclusively in U.S.
securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS


The Fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the Manager, such purchases will further the investment objective of the Fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the Fund.


INTEREST RATE FUTURES CONTRACTSAND OPTIONS THEREON

The Fund may buy or sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to indexes on types or groups of bonds) and write or buy put and call options relating to interest rate futures contracts.


For options sold, the Fund will segregate cash or appropriate liquid assets including equity securities


8    Information Regarding the Fund                 American Century Investments



and debt securities of any grade equal to the value of securities underlying the option unless the option is otherwise covered.

The Fund will deposit appropriate liquid assets in a segregated custodial account or cash in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.


The Fund may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which the Fund invests without the large cash investments required for dealing in such markets, they may subject the Fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.


The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Manager may still not result in a successful transaction. The Manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.


See the Statement of Additional Information for further information about these instruments and their risks.

SHORT-TERM INSTRUMENTS

For liquidity purposes, the Fund may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include European-currency-denominated obligations of European governments, European government agencies, and supranational organizations, as well as high-quality certificates of deposit.

The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by the Manager pursuant to guidelines established by the Board of Trustees. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

For cash management purposes, the Fund may invest up to 5% of its total assets in any money market fund advised by the Manager, provided that the investment is consistent with the Fund's investment policies and restrictions.


SECURITIES LENDING


In order to realize additional income, the Fund may lend its portfolio securities to persons not affiliated with it and who are deemed to be creditworthy. Such loans must be secured continuously by cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned, or by irrevocable letters of credit. During the existence of the loan, the Fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The Fund must have the right to call the loan and obtain the securities loaned at any time on five days' notice, including the right to call the loan to enable the Fund to vote the securities. Such loans may not exceed one-third of the Fund's total assets taken at market value.

Prospectus                                  Information Regarding the Fund     9


OTHER TECHNIQUES


JPMIM may buy other types of securities or employ other portfolio management techniques on behalf of the Fund. When SEC guidelines require it to do so, the Fund will set aside cash or appropriate liquid assets in a segregated account to cover its obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.



PERFORMANCE ADVERTISING

From time to time, the Fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield and effective yield.

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.


A quotation of yield reflects the Fund's income over a stated period expressed as a percentage of the Fund's share price. The effective yield is calculated in a similar manner, but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.


Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of Fund shares outstanding during the period, and expressing the result as a percentage of the Fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. The SEC yield should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

The Fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other Fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

All performance information advertised by the Fund is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.

10   Information Regarding the Fund                 American Century Investments


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS


AMERICAN CENTURY INVESTMENTS

The Fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.


INVESTING IN AMERICAN CENTURY

The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 16.


HOW TO OPEN AN ACCOUNT

To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

The minimum investment is $2,500 ($1,000 for IRA accounts).

The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

PLEASE NOTE: IF YOU REGISTER YOUR ACCOUNT AS BELONGING TO MULTIPLE OWNERS (E.G., AS JOINT TENANTS), YOU MUST PROVIDE US WITH SPECIFIC AUTHORIZATION ON YOUR APPLICATION IN ORDER FOR US TO ACCEPT WRITTEN OR TELEPHONE INSTRUCTIONS FROM A SINGLE OWNER. OTHERWISE, ALL OWNERS WILL HAVE TO AGREE TO ANY TRANSACTIONS THAT INVOLVE THE ACCOUNT (WHETHER THE TRANSACTION REQUEST IS IN WRITING OR OVER THE TELEPHONE).

You may invest in the following ways:

BY MAIL

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

o    Receiving bank and routing number:
     Commerce Bank, N.A. (101000019)

o    Beneficiary (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    Beneficiary account number (BNF ACCT):
     2804918

o    Reference for Beneficiary (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    Originator to Beneficiary (OBI):
     Name and address of owner of account into which you are investing.

o    Bank to Bank Information
     (BBI or Free Form Text):

     o    Taxpayer identification or Social Security number

     o If more than one account, account numbers and amount to be invested in each account.


     o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.


Prospectus               How to Invest with American Century Investments      11


BY EXCHANGE

Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111


     4917 Town Center Drive
     Leawood, Kansas 66211


     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS


Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments:
$250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.


BY MAIL


When making subsequent investments, enclose your check with the investment slip portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)


BY TELEPHONE

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page 11 and indicate your account number.

IN PERSON


You may make subsequent investments in person at one of our Investor Centers. The locations of our four Investor Centers are listed on this page.


AUTOMATIC INVESTMENT PLAN

You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.


HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

As long as you meet any minimum investment requirements, you may exchange your Fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received if it is received before the Fund's net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 17.

For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

12 How to Invest with American Century Investments  American Century Investments


BY MAIL

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 14) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.


HOW TO REDEEM SHARES

We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 14.

BY TELEPHONE

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call to request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds directly to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARESIN LOW-BALANCE ACCOUNTS

Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the

Prospectus               How to Invest with American Century Investments      13


value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.


SIGNATURE GUARANTEE

To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

o    redeeming more than $25,000; or

o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.


SPECIAL SHAREHOLDER SERVICES

We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special shareholder services include:

AUTOMATED INFORMATION LINE

We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share price, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

14   Information Regarding the Funds               American Century Investments


TAX-QUALIFIED RETIREMENT PLANS

The Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

o    Individual Retirement Accounts ("IRA"s);

o 403(b) plans for employees of public school systems and non-profit organizations; or

o    Profit  sharing  plans  and  pension  plans  for   corporations  and  other
     employers.

If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.


IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the Manager, they are of a size that would disrupt the management of the Fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.


REPORTS TO SHAREHOLDERS

At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects

Prospectus               How to Invest with American Century Investments      15


all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions, each time you invest, redeem,
transfer  or  exchange   shares,   we  will  send  you  a  confirmation  of  the
transactions. See the Investor Services Guide for more detail.

CAREFULLY REVIEW ALL THE INFORMATION RELATING TO TRANSACTIONS ON YOUR STATEMENTS AND CONFIRMATIONS TO ENSURE THAT YOUR INSTRUCTIONS WERE ACTED ON PROPERLY. PLEASE NOTIFY US IMMEDIATELY IN WRITING IF THERE IS AN ERROR. IF YOU FAIL TO PROVIDE NOTIFICATION OF AN ERROR WITH REASONABLE PROMPTNESS, I.E., WITHIN 30 DAYS OF NON-AUTOMATIC TRANSACTIONS OR WITHIN 30 DAYS OF THE DATE OF YOUR CONSOLIDATED QUARTERLY STATEMENT, IN THE CASE OF AUTOMATIC TRANSACTIONS, WE WILL DEEM YOU TO HAVE RATIFIED THE TRANSACTION.

No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your Fund.


EMPLOYER-SPONSORED RETIREMENT PLANS AND INSTITUTIONAL ACCOUNTS

Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest   directly   with   American   Century   rather   than   through  an
employer-sponsored retirement plan or through a financial intermediary.

If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

If you own or are considering purchasing Fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

16 How to Invest with American Century Investments  American Century Investments


                     ADDITIONAL INFORMATION YOU SHOULD KNOW


SHARE PRICE


WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for Target Maturities is determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before net asset value is determined.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail before the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in Fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the Fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the Fund's procedures or any contractual arrangement with the Fund or the Fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

Portfolio securities of the Fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset value of the Fund is published in leading newspapers daily. The net asset value, as well as yield information on the Fund and all other funds in the American Century family of funds, may be obtained by calling us or by accessing our Web site at www.americancentury.com.

Prospectus                       Additional Information You Should Know      17



DISTRIBUTIONS


The Fund expects to declare and pay distributions from net investment income quarterly, although it may elect not to do so in any given quarter. The Fund may forego a dividend if, for example, net currency losses exceed investment income. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.


You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," page 17. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

A distribution of shares of the Fund does not increase the value of your shares of your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the Fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

Because undistributed gains and dividends are included in the value of your shares prior to distribution, when they are distributed the value of your shares will be reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," this page.


TAXES

The Fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

If Fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the Fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the Fund do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

18   Additional Information You Should Know         American Century Investments


Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a capital gain distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to Fund shareholders when the Fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of the Fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


MANAGEMENT

INVESTMENT MANAGEMENT


The Fund is a non-diversified, open-end series of the American Century International Bond Funds (the "Trust") organized as a Massachusetts business trust on August 28, 1991, formerly known as Benham International Funds. Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment advisory agreement entered into with the Trust, the Manager serves as the investment advisor of the Fund. Its principal place of business is 1665 Charleston Road, Mountain View, California 94043. The Manager has been providing investment advisory services to investment companies and institutional clients since 1971.


In  June  1995,  American  Century  Companies,   Inc.  ("ACC")  acquired  Benham
Management International, Inc., the then-parent company of the Manager. In the acquisition, the Manager became a wholly owned subsidiary of ACC.

The Manager supervises and manages the investment portfolio of the Fund and directs the purchase and sale of their investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to supervise the management of the Fund's assets.

JPMIM is the Fund's investment subadvisor. JPMIM is a leading manager of pension funds, institutional accounts, and private accounts, with approximately $112 billion in assets under management. JPMIM makes investment decisions for the Fund in

Prospectus                       Additional Information You Should Know      19


accordance with the Fund's investment objective, policies, and restrictions under the supervision of the Manager and the Board of Trustees. JPMIM is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

The portfolio manager members of the teams managing the Fund described in this Prospectus and their work experience for the last five years are listed as follows:


DOMINIC PEGLER, Vice President, is a fixed income Portfolio Manager. He joined JPMIM London in 1996 after seven years at the Bank of England, serving as an economist and in the Reserves Management Department, managing the UK's foreign exchange reserves. His time at the Bank included a two-year term with the Directorate of Monetary Affairs. Mr. Pegler holds a Bachelor's degree and Master's degree in Economics from the London School of Economics.


JEFFREY R. TYLER, Senior Vice President, oversees the Portfolio Manager's operation of the Fund.

The activities of the Manager are subject only to direction of the Fund's Board of Trustees. For the services provided to the Fund, the Manager receives an annual fee which cannot exceed 0.45% of average daily net assets, and it drops to a marginal rate of 0.29% of average daily net assets as the Fund's assets increase.


For subadvisory services, the Manager pays JPMIM a monthly fee at the annual rate of 0.20% of average daily net assets up to $200 million and 0.15% of average daily net assets in excess of $200 million. For the fiscal year ended December 31, 1996, the Manager paid JPMIM subadvisory fees equal to .19% of the Fund's average daily net assets.


CODE OF ETHICS

The Trust and the Manager have adopted a Code of Ethics which restricts personal investing practices by employees of the Manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Fund's portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund shareholders come before the interests of the people who manage the Fund.

TRANSFER AND ADMINISTRATIVE SERVICES


American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, (the "transfer agent") acts as transfer agent and dividend-paying agent for the Fund. It provides facilities, equipment and personnel to the Fund and is paid for such services by the Fund. For administrative services, the Fund pays the transfer agent a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the Funds advised by the Manager. The administrative fee rate ranges from 0.11% to 0.08% of average daily net assets, dropping as assets advised by the Manager increase. For transfer agent services, the Fund pays the transfer agent a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month.


The Fund charges no sales commissions, or "loads," of any kind. However, investors who do not choose to purchase or sell Fund shares directly from the transfer agent may purchase or sell Fund shares through registered broker-dealers and other qualified service providers, who may charge investors fees for their services. These broker-dealers and service providers generally provide shareholder, administrative and/or accounting services which would otherwise be provided by the transfer agent. To accommodate these investors, the Manager and its affiliates have entered into agreements with some broker-dealers and service providers to provide these services. Fees for such services are borne normally by the Fund at the rates normally paid to the transfer agent, which would otherwise provide the services. Any distribution expenses associated with these arrangements are borne by the Manager.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services

20   Additional Information You Should Know         American Century Investments


will be paid by the Manager or its affiliates.

The Manager and the transfer agent are both wholly owned by ACC. James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.


DISTRIBUTION OF FUND SHARES

The Fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund shares offered by this Prospectus. The Fund does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.


EXPENSES

The Fund pays certain operating expenses directly, including, but not limited to: custodian, audit, and legal fees; fees of the independent Trustees; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering the Fund's shares for sale under federal and state securities laws. See the Statements of Additional Information for a more detailed discussion of independent Trustee compensation.


FURTHER INFORMATION ABOUT AMERICAN CENTURY


The Fund is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.


The principal office of the Trust is American  Century Tower,  4500 Main Street,
P. O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls:
816-531-5575).


The Fund is an individual series of the Trust which issues shares with no par value. Each series is commonly referred to as a fund. Currently, the Fund is the only existing series of the Trust. In the event that additional series of the Trust are created, the assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.


Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters which must be voted on separately by the series of shares affected. Matters affecting only one fund are voted upon only by that fund.

Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

Unless required by the 1940 Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of Trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. The Trust will assist in the communication with other shareholders.

WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF THE FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. THE FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.


Prospectus                        Additional Information You Should Know      21



P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-444-3485

Fax: 816-340-7962

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9705           (recycled logo)
SH-BKT-8235       Recycled

                      STATEMENT OF ADDITIONAL INFORMATION


                            [american century logo]
                                    American
                                  Century(sm)


                                  MAY 1, 1997




                                     BENHAM
                                    GROUP(R)



                            European Government Bond


                                 [front cover]



                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1997



                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS


     This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated May 1, 1997. The Fund's annual report for the fiscal year ended December 31, 1996, is incorporated herein by reference. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll-free at 1-800-345-2021 (international calls:
816-531-5575) or write P.O. Box 419200, Kansas City, Missouri 64141-6200.





TABLE OF CONTENTS

Investment Policies, Techniques and Risk Factors .............2
Investment Restrictions ......................................9
Portfolio Transactions .......................................10
Valuation of Portfolio Securities ............................11
Performance ..................................................12
Taxes ........................................................13
About the Trust ..............................................15
Trustees and Officers ........................................16
Investment Advisory Services .................................17
Transfer and Administrative Services .........................18
Distribution of Fund Shares ..................................19
Direct Fund Expenses .........................................19
Expense Limitation Agreement .................................19
Additional Purchase and
   Redemption Information ....................................19
Other Information ............................................20



Statement of Additional Information                                        1


INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

     The following paragraphs provide a more detailed description of securities and investment practices identified in the Prospectus and the risks associated with these practices. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.

EUROPEAN GOVERNMENT BONDS

     The Fund invests primarily in European government bonds. The market for these bonds is active; however, there are risks associated with investing in the European government bond market distinct from those typically associated with investing in U.S. government bonds. The following is a brief list of the primary risks you should consider.

1. CURRENCY EXCHANGE RATE RISK--Currencies in which the Fund's investments are denominated may decline significantly relative to the U.S. dollar.

2. TAX RISK--Interest income from European government bonds may be taxed by foreign governments at significantly higher rates than interest income from domestic investments. As has happened in the past, the U.S. government or European governments may adopt tax policies that discourage overseas investing.

3. SETTLEMENT RISK--J.P. Morgan Investment Management, Inc. (JPMIM) may encounter difficulties resulting from delays in settling transactions with European broker-dealers. Settlement delays may encumber portfolio management efforts by tying up Fund assets at times when JPMIM perceives market opportunities.

     Under normal conditions, more than 25% of the Fund's total assets are invested in securities issued by the German government or its political subdivisions. This policy is currently viewed by the Securities and Exchange Commission (SEC) staff as a concentration policy. Under Section 13 of the Investment Company Act of 1940 (the "1940 Act"), a Fund may not change its concentration policy without shareholder approval.

EUROPEAN CORPORATE BONDS

     If necessary to satisfy diversification requirements under Subchapter M of the Internal Revenue Code (the "Code"), the Fund may invest a portion of its assets in AAA-rated European corporate bonds. The risks of investing in European corporate bonds are somewhat greater than the risks associated with investing in European government bonds. In addition to the risks outlined above with respect to European government bonds, JPMIM may encounter difficulty obtaining adequate public information about corporate bond issuers. Investment decisions may be encumbered by the lack of uniform accounting, audit, or financial reporting standards among European issuers or nations. The Fund may encounter greater volatility and less liquidity in foreign corporate bond markets than it would in U.S. bond markets and less government regulation of foreign exchanges and broker-dealers than is typical in the United States.

     The Fund's European investments (government or corporate) may be affected by political or economic developments within or among European nations, or between European nations and the United States.

U.S. GOVERNMENT SECURITIES

     To accommodate shareholder redemptions and exchanges, up to 5% of the Fund's total assets may be invested in U.S. government securities held directly or under repurchase agreement. U.S. government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government.

     Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (FNMA), are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.



2                                                American Century Investments



REPURCHASE AGREEMENTS

     In a repurchase agreement (a "repo"), the Fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security. Delay or losses could result if the other party to the agreement defaults or becomes bankrupt.

     The advisor attempts to minimize the risks associated with repurchase agreements by adhering to the following criteria:

(1) Limiting the securities acquired and held by the Fund under repurchase agreements to U.S. government securities;


(2) Entering into repurchase agreements only with primary dealers in U.S. government securities (including bank affiliates) who are deemed to be creditworthy under guidelines established by a nationally recognized statistical rating organization (a "rating agency") and approved by the Fund's Board of Trustees;


(3) Monitoring the creditworthiness of all firms involved in repurchase agreement transactions;

(4) Requiring the seller to establish and maintain collateral equal to 102% of the agreed upon resale price, provided, however, that the Board of Trustees may determine that a broker-dealer's credit standing is sufficient to allow collateral to fall to as low as 101% of the agreed-upon resale price before the broker-dealer deposits additional securities with the Fund's custodian or subcustodian;

(5) Investing no more than 10% of the Fund's total assets in repurchase agreements;

(6) Taking delivery of securities subject to repurchase agreement and holding them in a segregated account at the Fund's custodian bank.

     The Fund has received permission from the SEC to participate in pooled repurchase agreements collateralized by U.S. government securities with other mutual funds advised by its investment advisor, Benham Management Corporation (the "Manager"). Pooled repos are expected to increase the income the Fund can earn from repo transactions without increasing the risks associated with these transactions.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

     The Fund may engage in securities transactions on a when-issued or forward commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).


     When purchasing securities on a when-issued or forward commitment basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Although the Fund will make commitments to purchase or sell securities on a when-issued or forward commitment basis with the intention of actually receiving or delivering them, it may nevertheless sell the securities before the settlement date if it is deemed advisable as a matter of investment strategy.

     In purchasing securities on a when-issued or forward commitment basis, the Fund will establish and maintain until the settlement date a segregated account consisting of cash or appropriate liquid assets including equity securities and debt securities of any grade in an amount sufficient to meet the purchase price. When the time comes to pay for when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, through sales of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate capital gains or losses.


     As an operating policy, the Fund will not commit more than 35% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 35% of the Fund's total assets to be committed under when-issued or forward commitment agreements, JPMIM does not need to sell such agreements, but it will be restricted from entering into further agreements on behalf of the Fund until the percentage of assets committed to such agreements is reduced to 35%. In addi-



Statement of Additional Information                                          3



tion, as an operating policy, the Fund will not enter into when-issued or forward commitment transactions with settlement dates exceeding 120 days.

SECURITIES LENDING

     The Fund may lend its portfolio securities to earn additional income. If a borrower defaulted on a securities loan, the Fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased in the meantime, the Fund could suffer a loss.

     To minimize the risk of default on securities loans, the Manager adheres to the following guidelines prescribed by the Board of Trustees:

(1) TYPE AND AMOUNT OF COLLATERAL. At the time a loan is made, the Fund must receive, from or on behalf of the borrower, collateral consisting of any combination of cash and full faith and credit U.S. government securities equal to not less than 102% of the market value of the securities loaned. Cash collateral received by the Fund in connection with loans of portfolio securities may be commingled by the Fund's custodian with other cash and marketable securities, provided that the loan agreement expressly allows such commingling.

(2) ADDITIONS TO COLLATERAL. Collateral must be marked to market daily, and the borrower must agree to add collateral to the extent necessary to maintain the 102% level specified in guideline (1). The borrower must deposit additional collateral no later than the business day following the business day on which a collateral deficiency occurs or collateral appears to be inadequate.


(3) TERMINATION OF LOAN. The Fund must have the option to terminate any loan of portfolio securities at any time. The borrower must be obligated to redeliver the borrowed securities within the normal settlement period following receipt of the termination notice.


(4) REASONABLE RETURN ON LOAN. The borrower must agree that the Fund (a) will receive all dividends, interest, or other distributions on loaned securities and (b) will be paid a reasonable return on such loans either in the form of a loan fee or premium or from the retention by the Fund of part or all of the earnings and profits realized from the investment of cash collateral in full faith and credit U.S government securities.

(5) LIMITATIONS ON PERCENTAGE OF PORTFOLIO SECURITIES ON LOAN. The Fund's loans may not exceed 331/3% of its total assets.

(6) CREDIT ANALYSIS. As part of the regular monitoring procedures set forth by the Board of Trustees that the Manager follows to evaluate banks and broker-dealers in connection with, for example, repurchase agreements and municipal securities credit issues, the Manager will analyze and monitor the creditworthiness of all borrowers with which portfolio lending arrangements are contemplated or entered into.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     The Fund expects to exchange dollars for the Fund`s underlying currencies, and vice versa, in the normal course of managing the Fund`s underlying investments. JPMIM does not expect that the Fund will hold currency that is not earning income on a regular basis, although the Fund may do so temporarily when suitable investments are not available. The Fund may exchange currencies on a "spot" basis (i.e., for prompt delivery and settlement), or by entering into forward currency exchange contracts (also called forward contracts) or other contracts to purchase and sell currencies for settlement at a future date. The Fund will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion; in addition, they also realize a profit based on the difference (i.e., the spread) between the prices at which they buy and sell various currencies in the spot and forward markets. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and repurchase it at a lesser rate should the fund desire to resell the currency to the dealer.

     Forward contracts are agreements to exchange a specific amount of one currency for a specified amount of another at a future date. The date may be any agreed fixed number of days in the future. The amount of currency to be exchanged, the price at which the exchange will take place, and the date of the exchange are negotiated when the Fund enters




4                                                 American Century Investments



into the contract and are fixed for the term of the contract. Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. However, the Fund may enter into forward contracts with deposit requirements or commissions.

     At the maturity of a forward contract, the Fund may complete the contract by paying for and receiving the underlying currency, may seek to roll forward its contractual obligation by entering into an "offsetting" transaction with the same currency trader and paying or receiving the difference between the contractual exchange rate and the current exchange rate. The Fund may also be able to enter into an offsetting contract prior to the maturity of the underlying contract. This practice is sometimes referred to as "cross hedging" and may be employed if, for example, JPMIM believes that one foreign currency (in which a portion of the Fund's foreign currency holdings are denominated) will change in value relative to the U.S. dollar differently than another foreign currency. There is no assurance that offsetting transactions, or new forward contracts, will always be available to the Fund.

     Investors should realize that the use of forward contracts does not eliminate fluctuations in the underlying prices of the securities. Such contracts simply establish a rate of exchange that the Fund can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the hedged currency when used as a hedge against foreign currency declines, at the same time they tend to limit any potential gain which might result from the change in the value of such currency.

     Because investments in, and redemptions from, the Fund will be in U.S. dollars, JPMIM expects that the Fund`s normal investment activity will involve a significant amount of currency exchange. For example, the Fund may exchange dollars for its underlying foreign currencies for dollars in order to meet shareholder redemption requests or to pay expenses. These transactions may be executed in the spot or forward markets.

     In addition, the Fund may combine forward transactions in its underlying currency with investments in U.S. dollar-denominated instruments, in an attempt to construct an investment position whose overall performance will be similar to that of a security denominated in its underlying currency. If the amount of dollars to be exchanged is properly matched with the anticipated value of the dollar-denominated securities, the Fund should be able to "lock in" the foreign currency value of the securities, and the Fund`s overall investment return from the combined position should be similar to the return from purchasing a foreign currency-denominated instrument. This is sometimes referred to as a "synthetic" investment position or a "position hedge."

     The execution of a synthetic investment position may not be successful. It is impossible to forecast with absolute precision what the dollar value of a particular security will be at any given time. If the value of a dollar-denominated security is not exactly matched with the Fund`s obligation under the forward contract on the contract`s maturity date, the Fund may be exposed to some risk of loss from fluctuation of the dollar. Although JPMIM will attempt to hold such mismatchings to a minimum, there can be no assurance that JPMIM will be successful in doing so.

FUTURES AND OPTIONS TRANSACTIONS

     FUTURES CONTRACTS provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

     Although futures contracts, by their terms, call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. Closing out a futures position is done by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold, or selling a contract that has previously been bought).

     To initiate and maintain open positions in futures contracts, the Fund is required to make a good faith margin deposit in cash or government securities with



Statement of Additional Information                                           5



a broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish deposit requirements that are higher than the exchange minimums.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional "variation" margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the futures broker as long as the contract remains open and do not constitute margin transactions for purposes of the Fund's investment restrictions.

     Those who trade futures contracts may be broadly classifed as either "hedgers" or "speculators." Hedgers, such as the Fund, use the futures markets primarily to offset unfavorable changes in the value of securities they hold or expect to acquire for investment purposes. Speculators are less likely to own the securities underlying the futures contracts they trade and are more likely to use futures contracts with the expectation of realizing profits from fluctuations in the prices of the underlying securities. The Fund will not utilize futures contracts for speculative purposes.

     Although techniques other than trading futures contracts can be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

     PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT AND CALL OPTIONS. If the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to exercise the option. When writing an option on a futures contract, the Fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. However, if the secondary market is not liquid for a put option the Fund has written, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although the gain would be limited to




6                                                  American Century Investments




the amount of the premium received. If security prices remain the same over time, the writer would likely also profit by being able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.


     Writing a call option obligates the Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     COMBINED POSITIONS. The Fund may purchase and write options in combination with one another, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     OVER-THE-COUNTER OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity is also greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.

     OPTIONS ON FUTURES. By purchasing an option on a futures contract, the Fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed "strike" price. The Fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require the Fund to make margin payments unless the option is exercised.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded futures and options contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in futures and options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests (for example, by hedging intermediate-term securities with a futures contract based on an index of long-term bond prices); this involves a risk that the futures position will not track the performance of the Fund's other investments.

     Options and futures prices can diverge from the prices of their underlying instruments even if the underlying instruments correlate well with the Fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to




Statement of Additional Information                                          7




compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     FUTURES AND OPTIONS CONTRACTS RELATING TO FOREIGN CURRENCIES. The Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund may also purchase and write currency options in connection with currency futures or forward contracts.

     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars.


     The uses and risks of currency futures are similar to those of futures relating to securities or indexes, as described above. Currency futures values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a German-mark-denominated security from a decline in the German mark, but it will not protect the Fund against a price decline resulting from a deterioration in the issuer's creditworthiness.


     LIQUIDITY OF FUTURES CONTRACTS AND OPTIONS. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract was not liquid, because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the Fund could be required to continue holding a position until delivery or expiration regardless of changes in its value. Under these circumstances, the Fund's access to assets held to cover its future positions could also be impaired.

     Futures and options trading on foreign exchanges may not be regulated as effectively as similar transactions in the U.S. and may not involve clearing mechanisms or guarantees similar to those available in the U.S. The value of a futures contract or option traded on a foreign exchange may be adversely affected by the imposition of different exercise and settlement terms, trading procedures, and margin requirements, and lesser trading volume.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS. The Fund has filed a notice of eligibility for exclusion as a "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulates trading in the futures markets. The Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and options premiums.

     The Fund may enter into futures transactions (including related options) for hedging purposes without regard to the percentage of assets committed to initial margin and for other than hedging purposes provided that assets committed to initial margin deposits on such instruments, plus premiums paid for open futures options positions, less the amount by which any such positions are "in-the-money," do not exceed 5% of the Fund's total assets. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

     Financial futures or options purchased or sold by the Fund will be standardized and traded through the facilities of a U.S. or foreign securities association or listed on a U.S. or foreign securities or commodities exchange, board of trade, or similar entity, or quoted on an automatic quotation system, except that the Fund may effect transactions in over-the-counter options with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. In addition, the Fund has undertaken to limit aggregate premiums paid on all options pur-



8                                               American Century Investments


chased by the Fund to no more than 20% of the Fund's total assets.

     The Fund intends to comply with tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of a Fund's gross income for each fiscal year. Gains on some futures contracts and options are included in this 30% calculation, which may limit the Fund's investments in these instruments.

INVESTMENT RESTRICTIONS

     The Fund's investment restrictions set forth below are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of the Fund as determined in accordance with the 1940 Act.

     THE FUND MAY NOT:

(1) Borrow money except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes provided that the Fund maintains asset coverage of at least 300% for all such borrowings. The Fund may borrow money for temporary or emergency purposes from other funds or portfolios for which Benham Management Corporation is the investment advisor or from a joint account of such funds or portfolios, as permitted by federal regulatory agencies.

(2) Act as an underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

(3) Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of issuers engaged in the real estate business); physical commodities; contracts relating to physical commodities; or interests in oil, gas and/or mineral exploration or development programs or leases. This restriction shall not be deemed to prohibit the Fund from purchasing or selling currencies; entering into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments; and purchasing and selling options on such futures contracts.

(4) Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees or for the purchase of debt securities in accordance with the Fund's investment objective and policies.

(5)  Issue senior securities, except as permitted under the 1940 Act.

     The Fund is also subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Trustees without shareholder approval.

     THE FUND MAY NOT:

(a) Purchase any equity securities in any companies, including warrants or bonds with warrants attached, or any preferred stocks, convertible bonds, or convertible debentures.

(b) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts may not be deemed to constitute short sales of securities.

(c) Purchase warrants, valued at the lower of cost or market, in excess of 10% of the Fund's net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

(d) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute the purchase of securities on margin.

(e) Invest in securities that are not readily marketable or the disposition of which is restricted under federal securities laws (collectively, "illiquid securities") if as a result, more than 10% of the Fund's net assets would be invested in illiquid securities. The Fund may not invest more




Statement of Additional Information                                         9



     than 10% of its net assets in repurchase agreements providing for settlement in more than seven days or options which are traded in the over-the-counter market and investments hedged by such options.

(f) Acquire or retain the securities of any other investment company if, as a result, more than 3% of such investment company's outstanding shares would be held by the Fund, more than 5% of the value of the Fund's assets would be invested in shares of such investment company, or more than 10% of the value of the Fund's assets would be invested in shares of investment companies in the aggregate, or except in connection with a merger, consolidation, acquisition, or reorganization.

(g) Invest in securities of an issuer that, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities.

     Unless  otherwise  indicated,   percentage   limitations  included  in  the
restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.


PORTFOLIO TRANSACTIONS

     In selecting broker-dealers to execute transactions on behalf of the Fund, JPMIM seeks the best net price and execution available. In assessing the best net price and execution available for any Fund transaction, JPMIM will consider all factors it deems relevant including, but not limited to, (i) the breadth of the market for the security, (ii) the price of the security, (iii) the financial condition and execution capability of the broker-dealer, and (iv) the reasonableness of any commission for the specific transaction. When the execution and price offered by two or more broker-dealers are comparable, JPMIM may, with discretion, in recognition of the value of brokerage or research services provided by the broker-dealer, purchase and sell portfolio securities to and from broker-dealers who provide the Fund with research and other services provided, however, that in all instances best net price and execution shall be the controlling factor, and in no event may JPMIM pay to a broker-dealer a commission in excess of that which another broker-dealer would have charged for effecting the same transaction.

     When JPMIM deems the purchase or sale of a security to be in the best interest of the Fund as well as its other clients, it may, to the extent permitted by applicable law, aggregate the securities to be sold or purchased with those of its other clients. In such an event, the allocation of securities so purchased or sold will be made by JPMIM in a manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and its other clients.

     JPMIM is authorized to execute such documents as may be required to affect forward foreign currency exchange contracts on behalf of the Fund. In selecting counterparties for such contracts, JPMIM seeks the best overall terms available and executes or directs the execution of all such transactions as permitted by law and consistent with the best interest of the Fund.


     The Fund's portfolio turnover rates are listed in the Financial Highlights in the Prospectus.


TRANSACTIONS WITH JPMIM AFFILIATES

     As described in further detail under the section titled "Investment Advisory Services," JPMIM is subadvisor to the Fund pursuant to an agreement with Benham Management Corporation.

     JPMIM, Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), J.P. Morgan Securities Inc., and J.P. Morgan Securities Limited are wholly owned subsidiaries of J.P. Morgan & Co. Incorporated, hereafter referred to collectively as "Morgan affiliates."

     J. P. Morgan Securities Inc. is a broker-dealer registered with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S. government agency securities and money market instruments.

     J.P. Morgan Securities Limited underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds. J.P. Morgan & Co. Incorporated issues commercial paper and long-term debt securities. Morgan Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances.



10                                                  American Century Investments



     To the extent that the Fund invests a portion of its assets in such obligations, it will not invest in securities issued or created by Morgan affiliates.

     Certain activities of Morgan affiliates may affect the Fund's portfolio or the markets for securities in which the Fund invests. In particular, activities of Morgan affiliates may affect the prices of securities held by the Fund and the supply of issues available for purchase by the Fund. Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar securities the Fund holds or is considering purchasing.

     The Fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a particular maturity, yield, or price range. The Fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the Fund will not purchase any securities of U.S. government agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

     The Fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the Fund's ability to pursue its investment objectives. However, there may be circumstances in which the Fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

     In acting for its fiduciary accounts, including the Fund, JPMIM will not discuss its investment decisions or positions with the personnel of any Morgan affiliate. JPMIM has informed the Fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

     The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the Fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the Fund. Except as may be permitted by applicable law, the Fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the Fund to make investments for the direct purpose of benefitting other commercial interests of Morgan affiliates at the Fund's expense.

VALUATION OF PORTFOLIO SECURITIES

     The Fund's net asset value per share ("NAV") is calculated as of the close of business of the New York Stock Exchange (the "Exchange") usually at 3:00 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1997: New Year's Day (observed), Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Fund expects the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.


     Securities are valued at market, depending upon the market or exchange on which they trade. Price quotations for exchange-listed securities are taken from the primary exchanges on which these securities trade. Securities traded on exchanges will be valued at their last sale prices. If no sale is reported, the mean between the latest bid and asked prices is used. Securities traded over-the-counter will be valued at the mean between the latest bid and asked prices. Fixed-income securities are priced at market value on the basis of market quotations supplied by independent pricing services. Trading of securities in foreign markets may not take place on every day the Exchange is open, and trading takes place in various foreign markets on days on which the Exchange and the Fund's offices are not open and the Fund's net asset value is not calculated. The Fund's net asset value may be significantly affected on days when shareholders have no access to the Fund. Securities for which market quotations are not readily available, or which may change in value due to events occuring after their primary exchange has closed for the day, are valued at fair market value as determined in good faith under the direction of the Board of Trustees.


     JPMIM typically completes its trading on behalf of the Fund in various markets before the Exchange



Statement of Additional Information                                        11



closes for the day, and the value of portfolio securities is determined when the primary market for those securities closes for the day. Foreign currency exchange rates are also determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Trustees.

PERFORMANCE

     The Fund's yields and total returns may be quoted in advertising and sales literature. These figures, as well as the Fund's share price, will vary. Past performance should not be considered an indication of future results.

     Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the Fund's net investment income by its share price on the last day of the period, according to the following formula:

     YIELD = 2 [(a - b + 1)6 - 1]
                  -----
                  cd

     where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


     For the 30-day period ended December 31, 1996, the Fund's yield was 5.07%.


     Total returns quoted in advertising and sales literature reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's NAV per share during the period.

     Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.


     In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return. The Fund's one year, three year and life of fund average annual total return through December 31, 1996 are indicated in the following table:

                           Average Annual Total Return
--------------------------------------------------------
One Year                           6.38%
Three Year                        10.34%
Life of Fund                      10.48%
--------------------------------------------------------


     The Fund commenced operations on January 7, 1992. Performance information may be quoted numerically or in a table, graph, or similar illustration.

     The Fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free



12                                                American Century Investments


reserves, and yields on current-coupon Government National Mortgage Association securities (GNMAs) (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

     The Fund's shares are sold without a sale charge (a load). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies.

     The advisor may obtain ratings on the safety of Fund shares from one or more rating agencies and may publish such ratings in advertisements and sales literature.

TAXES

     The Fund will be treated as a separate corporation for federal income tax purposes and intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, the Fund will not incur federal or state income taxes on its net investment income or net realized capital gains distributed to shareholders.

     The Fund may be subject to a 4% excise tax on a portion of its undistributed income. To avoid the tax, the Fund must distribute annually at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year and at least 98% of its capital gain net income for the 12-month period ending on October 31st of the calendar year. Any dividend declared by the Fund in October, November, or December of any year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31st of such year and to have been paid by the Fund not later than December 31st of such year, provided that such dividend is actually paid by the Fund during January of the following year.


     The Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark to market certain types of the positions in its portfolio (i.e., treat them as if they were sold), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for relief from income and excise taxes, respectively. The Fund will monitor its transactions and may make such tax elections as Fund management deems appropriate with respect to foreign currency, options, futures contracts or forward contracts. The Fund's status as a regulated investment company may limit its transactions involving foreign currency, futures, options and forward contracts.


     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally



Statement of Additional Information                                      13



are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies, certain forward currency contracts, or other instruments, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security, contract, or other instrument is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the Fund's investment company taxable income distributed to shareholders as ordinary income.

     Earnings derived by the Fund from sources outside the U.S. may be subject to non-U.S. withholding and possibly other taxes. Such taxes may be reduced or eliminated under the terms of a U.S. income tax treaty, and the Fund intends to undertake any procedural steps required to claim the benefits of such a treaty. With respect to any non-U.S. taxes actually paid by the Fund, if more than 50% in value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund will elect to treat any non-U.S. income and similar taxes it pays as though the taxes were paid by its shareholders.

     Some of the debt securities that may be acquired by the Fund may be treated as debt securities originally issued at a discount. Generally, the amount of the original issue discount (OID) is treated as interest income and is included in income over the term of the debt security even though payment of that amount is not received until a later time, usually when the debt security matures.

     Some of the debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security if such market discount was not previously included in taxable income. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity that takes into account the semiannual compounding of interest.

     Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit the Fund's ability to make sufficient distributions to satisfy the 90% and excise tax distribution requirements.

TAXATION OF U.S. SHAREHOLDERS

     Upon redeeming, selling, or exchanging shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares liquidated. The gain or loss generally will be a capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term or short-term depending on the length of time the shares were held. However, a loss recognized by a shareholder in the disposition of shares on which capital gain dividends were paid (or deemed paid) before the shareholder had held his or her shares for more than six months would be treated as a long-term capital loss for tax purposes.

     A gain realized on the redemption, sale, or exchange of shares would not be affected by the reacquisition of shares. A loss realized on a redemption, sale, or exchange of shares would be disallowed to the extent that the shares disposed of were replaced (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date on which the shares were disposed. Under such circumstances, the basis of the shares acquired would be adjusted to reflect the disallowed loss.

TAXATION OF NON-U.S. SHAREHOLDERS

     U.S. taxation of a shareholder who is a non-resident alien or a non-U.S. corporation, partnership, trust, or estate depends on whether the payments received from a Fund are "effectively connected" with a U.S. trade or business carried on by such a shareholder. Ordinarily, income from the Fund will not be treated as "effectively connected."

     If the payments received from the Fund are effectively connected with a U.S. trade or business of the shareholder, then all distributions of net investment income and net capital gains of the Fund and gains realized upon the redemption, exchange, or other tax-



14                                                American Century Investments



able disposition of shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens, residents, or domestic entities, although the tax may be eliminated under the terms of an applicable U.S. income tax treaty. Non-U.S. corporate shareholders also may be subject to a branch profits tax with respect to payments from the Fund.

     If the shareholder is not engaged in a U.S. trade or business, or the payments received from the Fund are not effectively connected with the conduct of such a trade or business, the shareholder will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under an applicable U.S. income tax treaty) on distributions of net investment income and net realized short-term capital received. Non-U.S. shareholders not engaged in a U.S. trade or business, or having no effectively connected income, may also be subject to U.S. tax at the rate of 30% (or a lower treaty rate) on additional distributions resulting from the Fund's election to treat any non-U.S. taxes it pays as though the taxes were paid by its shareholders.

     Distributions of net realized long-term capital gains to non-U.S. shareholders and any capital gains realized by them upon the redemption or other taxable disposition of shares generally will not be subject to U.S. tax. In the case of individuals and other non-exempt, non-U.S. shareholders who fail to furnish the Fund with required certifications regarding their foreign status on IRS Form W-8 or an appropriate substitute, the Fund may be required to impose backup withholding of U.S. tax at the rate of 31% on distributions of net realized capital gains and proceeds of redemptions and exchanges.

     The information above is only a summary of some of the tax considerations affecting the Fund and its shareholders; no attempt has been made to discuss individual tax consequences. The Fund and the Fund's distributions may also be subject to state, local, or foreign taxes. A prospective investor may wish to consult a tax advisor to determine whether the Fund is a suitable investment based on his or her tax situation.

ABOUT THE TRUST

     American Century International Bond Funds (the "Trust") is a registered open-end management investment company that was organized as a Massachusetts business trust on August 28, 1991. The Trust was formerly known as "Benham International Funds." American Century--Benham European Government Bond Fund (formerly known as Benham European Government Bond Fund) is currently the sole series of the Trust. The Board of Trustees may create additional series from time to time.

     The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion, or similar rights.

     Shares of the Fund have equal voting rights, provided that each series votes separately on matters affecting only that series. Voting rights are not cumulative. In the election of Trustees, each nominee may receive only one vote from each shareholder, and, because the election requires only a simple majority, more than 50% of the shares voting in an election can elect all of the Trustees. Shares of the Fund have equal rights as to dividends and distributions declared by the Fund and in the net assets of the Fund upon its liquidation or dissolution.

     Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

     CUSTODIAN BANKS: State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts,



Statement of Additional Information                                         15


02101 and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64106 serve as custodians of the Fund's assets. Services provided by the custodian bank include
(a) settling portfolio purchases and sales, (b) reporting failed trades, (c) identifying and collecting portfolio income, and (d) providing safekeeping of securities. The custodian takes no part in determining the Fund's investment policies or in determining which securities are sold or purchased by the Fund.

     INDEPENDENT AUDITORS: KPMG Peat Marwick LLP, 1000 Walnut, Suite 1600, Kansas City, Missouri 64106, serves as the Trust's independent auditors audits the annual financial statements.

     For the current fiscal year, which started on January 1, 1997, the Trustees of the Fund have selected Coopers & Lybrand LLP to serve as independent auditors of the Fund. The address of Coopers & Lybrand LLP is City Center Square, 1100 Main Street, Suite 900, Kansas City, Missouri 64105-2140.

TRUSTEES AND OFFICERS

     The Trust's activities are overseen by a Board of Trustees, including six independent Trustees. The individuals listed below whose names are marked by an asterisk (*) are "interested persons" of the Trust (as defined in the 1940 Act) by virtue of, among other considerations, their affiliation with either Trust; the Trust's investment advisor, Benham Management Corporation; the Trust's agent for transfer and administrative services, American Century Services Corporation
(ACS); the Trust's distribution agent, American Century Investment Services, Inc.; their parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the Manager. Each Trustee listed below also serves as a Trustee or Director of other funds advised by the Manager. Unless otherwise noted, dates in parentheses indicate the dates the Trustee or officer began his or her service in a particular capacity. The Trustees' and officers' address, with the exception of Mr. Stowers III and Ms. Roepke, is 1665 Charleston Road, Mountain View, California 94043. The address of Mr. Stowers III and Ms. Roepke is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

TRUSTEES

     *James M. Benham, Chairman of the Board of Trustees (1991), President and Chief Executive Officer (1996). Mr. Benham is also President and Chairman of the Board of the Manager (1971); and a member of the Board of Governors of the Investment Company Institute (1988). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

     Albert A. Eisenstat, independent Trustee (1995). Mr. Eisenstat is an independent Director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

     Ronald J. Gilson, independent Trustee (1995). Mr. Gilson is the Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University School of Law
(1992). He is counsel to Marron, Ried & Sheehy (a San Francisco law firm, 1984).

     Myron S. Scholes, independent Trustee (1991). Mr. Scholes, a principal of Long-Term Capital Management (1993), is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983), and a Director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a Managing Director of Salomon Brothers Inc. (securities brokerage).

     Kenneth E. Scott, independent Trustee (1991). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a Director of RCM Capital Management (June 1994).

     Isaac Stein, independent Trustee (1992). Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm, 1983), and a Director of ALZA Corporation (pharmaceuticals, 1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).



16                                                American Century Investments



     *James Stowers III, Trustee (1995). Mr. Stowers III is President, Chief Executive Officer and Director of ACC, ACS and ACIS.

     Jeanne D. Wohlers, independent Trustee (1991). Ms. Wohlers is a private investor and an independent Director and Partner of Windy Hill Productions, LP. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).

OFFICERS

     *James M. Benham, President and Chief Executive Officer (1996).

     *William  M.  Lyons,  Executive  Vice  President  (1996);   Executive  Vice
President, Chief Operating Officer and General Counsel of ACC, ASC and ACIS; Assistant Secretary of ACC; Secretary of ACS and ACIS.

     *Douglas A. Paul, Secretary, Vice President, and General Counsel (1991); Secretary and Vice President of the funds advised by the Manager.

     *Robert J. Leach, Controller (1996).

     *Maryanne Roepke, CPA, Chief Financial Officer and Treasurer (1995); Vice President and Assistant Treasurer of ACS.

     As of April 7, 1997, the Trustees and officers, as a group, owned less than 1% of the Fund's outstanding shares.

     The table on the following page summarizes the compensation that the Trustees of the Fund received for the Fund's fiscal year ended December 31, 1996, as well as the compensation received for serving as Director or Trustee of all other funds advised by the Manager.


INVESTMENT ADVISORY SERVICES

     The Fund has an investment advisory agreement with Benham Management Corporation (the "Manager"), dated June 1, 1995, that was approved by the Fund's shareholders on May 31, 1995.

     The Manager is a California corporation and became a wholly owned subsidiary of ACC on June 1, 1995. The Manager has served as investment advisor to the Fund since the Fund's inception. ACC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the American Century funds. James E. Stowers, Jr., controls ACC by virtue of his ownership of a majority of its common stock. The Manager has been a registered investment advisor since 1971.

     The Fund's agreement with the Manager continues for an initial period of two years and thereafter from year to year provided that, after the initial two year period, it is approved at least annually by vote of either a majority of the Fund's outstanding voting securities or by vote of a majority of the Trust's Trustees, including a majority of those Trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

     The investment advisory agreement is terminable on 60 days' written notice, either by the Fund or by the Manager, to the other party, and terminates automatically in the event of its assignment.

     Pursuant to the investment advisory agreement, the Manager provides the Fund with investment advice and portfolio management services in accordance with the Fund's investment objective, policies, and restrictions. The Manager determines which securities will be purchased and sold by the Fund. It also assists the Trust's officers in carrying out decisions made by the Board of Trustees.

     For these services, the Fund pays the Manager a monthly investment advisory fee based on the dollar amount derived from applying the Fund's average daily net assets to the following investment advisory fee rate schedule:

     .45% of the first $200 million;
     .40% of the next $300 million;
     .35% of the next $1 billion;
     .34% of the next $1 billion;
     .33% of the next $1 billion;
     .32% of the next $1 billion;
     .31% of the next $1 billion;
     .30% of the next $1 billion; and
     .29% of net assets over $6.5 billion

     Prior to June 1, 1994, the Fund's advisory fee schedule ranged from .50% to .19% of the Fund's average daily net assets, dropping as the Fund's assets increased.

     For the fiscal years ended December 31, 1996, 1995 and 1994, the Fund paid investment advisory fees as listed in the following table:



Statement of Additional Information                                          17




TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996


                  Aggregate      Pension or Retirement         Estimated          Total Compensation
Name of         Compensation    Benefits Accrued As Part    Annual Benefits       From Fund and Fund
Trustee*       From The Fund      of Fund Expenses          Upon Retirement   Complex** Paid to Trustees
--------------------------------------------------------------------------------------------------------
Albert
A. Eisenstat      $7,391            Not Applicable            Not Applicable            $70,500

Ronald
J. Gilson         $7,333            Not Applicable            Not Applicable            $67,500

Myron
S. Scholes        $7,265            Not Applicable            Not Applicable            $64,000

Kenneth
E. Scott          $7,591            Not Applicable            Not Applicable            $80,273

Ezra
Solomon***        $7,356            Not Applicable            Not Applicable            $65,000

Isaac
Stein             $7,374            Not Applicable            Not Applicable            $69,500

Jeanne
D. Wohlers        $7,488            Not Applicable            Not Applicable            $75,250
--------------------------------------------------------------------------------------------------------

*    Interested Trustees receive no compensation for their services as such.

** American Century family of funds includes nearly 70 no-load mutual funds.

***  Retired


                      Investment Advisory Fees
-------------------------------------------------
     1996                  $1,060,306
     1995                  $1,017,677
     1994                  $1,124,210
-------------------------------------------------


(including recoupments described under the section titled "Expense Limitation Agreement") to the Manager.

The investment advisory agreement provides that the Manager may delegate certain responsibilities under the agreement to a subadvisor. Currently, JPMIM serves as subadvisor to the Fund under a subadvisory agreement between the Manager and JPMIM dated June 1, 1995, that was approved by shareholders on May 31, 1995. This superseded subadvisory agreements dated December 31, 1991, and June 1, 1994. The subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the Fund's outstanding voting securities or by vote of a majority of the Fund's Trustees, including a majority of those Trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the Manager, the Board of Trustees, or a majority of the Fund's outstanding shares or 12 months' written notice by JPMIM and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the Fund and the Manager.

     The  subadvisory   agreement  provides  that  JPMIM  will  make  investment
decisions for the Fund in accordance with the Fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the Manager from time to time. For these services, the Manager pays JPMIM a monthly fee at an annual rate of .20% of the Fund's average daily net assets up to $200 million; and .15% of average daily net assets over $200 million. Under the 1991 subadvisory agreement, the Manager paid JPMIM a monthly fee at an annual rate of .25% of average daily net assets up to $200 million, and .05% of average daily net assets in excess of $200 million, with a minimum annual fee of $250,000.


     For the fiscal years ended December 31, 1996, 1995 and 1994, the Manager paid JPMIM subadvisory fees as listed in the following table:

                              JPMIM Subadvisory Fees
--------------------------------------------------------
     1996                           $470,287
     1995                           $434,795
     1994                           $480,751
--------------------------------------------------------



TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111 (ACS) acts as transfer, administrative services and dividend paying agent for the Fund. ACS provides facilities, equip-



18                                                  American Century Investments



ment and personnel to the Fund and is paid for such services by the Fund. For administrative services, each Fund pays ACS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the Fund advised by the Manager to the following administrative fee rate schedule:


Group Assets                     Administrative Fee Rate
--------------------------------------------------------
up to $4.5 billion                          .11%
up to $6 billion                            .10
up to $9 billion                            .09
over $9 billion                             .08
--------------------------------------------------------

     For transfer agent services, the Fund pays ACS monthly fees of $1.1875 for each shareholder account maintained and $1.35 for each shareholder transaction executed during the month.


     For the fiscal years ended December 31, 1996 and 1995, the fees paid for administrative services and for transfer agent services are listed in the following table:


        Administrative    Transfer Agent
          Services          Services
--------------------------------------------------------
1996     $263,533          $239,896
1995     $264,019          $222,006
--------------------------------------------------------



DISTRIBUTION OF FUND SHARES

     The Fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund's shares offered by this Prospectus. The Fund does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.

DIRECT FUND EXPENSES

     The Fund pays certain operating expenses that are not assumed by the Manager or ACS. These include fees and expenses of the independent Trustees; custodian, audit, tax preparation and pricing fees; fees of outside counsel and counsel employed directly by the Trust; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, confirmations, and reports to shareholders; fees for registering the Fund's shares under federal and state securities laws; brokerage fees and commissions (if any); trade association dues; costs of fidelity and liability insurance policies covering the Fund; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs.

EXPENSE LIMITATION AGREEMENT

     The Manager may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, the Fund's expenses were less than the expense limitation in effect at that time. The Manager has agreed to limit the Fund expenses to .90% of the Fund's average daily net assets during the year ending July 31, 1997. The Fund's expense limitation is subject to annual renewal.


     For the fiscal year ended December 31, 1994, the Manager recouped $1,215 of the Fund's expenses.


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The Fund's shares are continuously offered at NAV. Share certificates are issued (without charge) only when requested in writing. Certificates are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.


     American Century may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or one of its series; to avoid jeopardizing a series' tax status; or whenever, in management's opinion, such rejection is in the Trust's or a series' best interest. As of April 7, 1997, Charles Schwab & Co., 101 Montgomery Street, San Francisco, California 94104, was the record holder of 34% of the outstanding shares of the Fund with 6,986,691.849 shares. As of that date, no other shareholder was the record holder or beneficial owner of 5% or more of the Fund's total shares outstanding.


     ACS charges neither fees nor commissions on the purchase and sale of fund shares. However, ACS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, ACS may charge a fee for processing dishonored investment checks or stop-payment requests. See the Investor Services Guide for more information.



Statement of Additional Information                                         19


     Share purchases and redemptions are governed by California law.


OTHER INFORMATION

     The Trust's investment advisor has been continuously registered with the SEC under the Investment Advisers Act of 1940 since December 14, 1971. The Trust has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Trust or the advisor by the SEC.

     For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, DC. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.


SECURITIES RATINGS

     Securities rating descriptions provided under this heading are excerpted from publications of Moody's Investors Service, Inc. and Standard & Poor's Corporation.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
MUNICIPAL BOND RATINGS:

     Aaa: Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they constitute what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds that are rated "Baa" are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     Ba: Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds that are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be limited.

     Caa: Bonds that are rated "Caa" are of poor standing. Such issues may be in default, or there may be elements of danger present with respect to principal or interest.

     Ca: Bonds that are rated "Ca" represent obligations that are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds that are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     NOTE: MOODY'S MAY APPLY THE NUMERICAL MODIFIER "1" FOR MUNICIPALLY BACKED BONDS AND MODIFIERS "1," "2," AND "3" FOR CORPORATE-BACKED MUNICIPAL BONDS. THE MODIFIER "1" INDICATES THAT THE SECURITY RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY; THE MODIFIER "2" INDICATES A MID-RANGE RANKING, AND THE MODIFIER "3" INDICATES THAT THE ISSUE RANKS IN THE LOWER END OF ITS GENERIC RATING CATEGORY.



20                                                American Century Investments




DESCRIPTION  OF  MOODY'S  INVESTORS   SERVICE,   INC.'S  RATINGS  OF  NOTES  AND
VARIABLE-RATE DEMAND OBLIGATIONS:

     Moody's  ratings  for  state  and  municipal  short-term   obligations  are
designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable-rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than on fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes best quality. There is strong protection present through established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to punctually repay those promissory obligations that have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Funds may invest.

     PRIME 1: Issuers rated "Prime 1" (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME 2: Issuers rated "Prime 2" (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in a small degree.

     A: Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC: Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repay-


Statement of Additional Information                                         21



ment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC: The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

     C: The "C" rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Funds may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."



22                                                 American Century Investments


     P.O. Box 419200
     Kansas City, Missouri
     64141-6200

     Person-to-person assistance:
     1-800-345-2021 or 816-531-5575

     Automated Information Line:
     1-800-345-8765

     Telecommunications Device for the Deaf:
     1-800-634-4113 or 816-444-3485

     Fax: 816-340-7962

     Internet: www.americancentury.com


                            [american century logo]
                                    American
                                  Century(sm)


     9705           [recycled logo
     SH-BKT-8236       Recycled

AMERICAN CENTURY INTERNATIONAL BOND FUNDS


1933 Act Post-Effective Amendment No. 9
1940 Act Amendment No. 10
--------------------------------------------------------------------------------

PART C   OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS. Audited financial statements for American Century International Bond Funds for the fiscal year ended December 31, 1996, are filed herein as included in the Statement of Additional Information by reference to the Annual Report dated December 31, 1996, filed on February 26, 1997 (Accession # 0000880268-97-000002).

(b)      EXHIBITS.

        (1) (a)Amended and Restated Declaration of Trust, dated May 31, 1995, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

            (b) Amendment to the Declaration of Trust dated October 21, 1996 is included herein.

        (2) Amended and Restated Bylaws dated May 17, 1995 are incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 6 filed on February 29, 1996 (Accession # 0000880268-96-000007).

        (3) Not Applicable.

        (4) Specimen copy of American Century - Benham European Government Bond Fund's share certificate is incorporated herein by reference to
            Exhibit 4 of the Trust's Registration Statement filed on October 16, 1991.

        (5) (a) Investment Advisory Agreement between American Century International Bond Funds and Benham Management Corporation dated June 1, 1995, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 6 filed on February 29, 1996 (Accession # 0000880268-96-000007).

            (b) Investment Sub-Advisory Agreement among American Century International Bond Funds, Benham Management Corporation, and J.P. Morgan Investment Management Inc., dated June 1, 1995 is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

        (6) Distribution Agreement between American Century International Bond Funds and American Century Investment Services, Inc. dated as of September 3, 1996, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 30 to the Registration Statement of the American Century Government Income Trust filed on November 25, 1996 (Accession # 773674-96-000009).

        (7) Not Applicable.

        (8) (a) Custodian Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993 is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

            (b) Amendment No. 1 dated December 1, 1994 to the Custodian Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993 is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

            (c) Amendment No. 2 dated March 4, 1996 to the Custodian Agreement between American Century International Bond Funds and State Street Bank and Trust Company dated August 10, 1993 is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 7 filed on April 22, 1996 (Accession # 0000880268-96-000010).

        (9) Administrative Services and Transfer Agency Agreement between American Century International Bond Funds and American Century Services Corporation dated as of September 3, 1996,. is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 30 to the Registration Statement of the American Century Government Income Trust filed on November 25, 1996 (Accession # 773674-96-000009).

        (10)Opinion and consent of counsel as to the legality of the securities being registered, dated February 27, 1997, is incorporated herein by reference to Rule 24f-2 Notice filed on February 27, 1997 (Accession # 880268-97-000004).

        (11)Consent of KPMG Peat Marwick LLP, independent auditors, is included herein.

        (12)Not Applicable.

        (13)Letter of Understanding relating to initial capital, dated December 20, 1991, is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 filed on December 26, 1991.

        (14)(a)American Century Individual Retirement Account Plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment No. 2 filed on April 30, 1993.

            (b) American Century Pension/Profit Sharing Plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 2 filed on April 30, 1993.

        (15)Not Applicable.

        (16)Schedule for computation of each performance quotation provided in response to Item 22 is included herein.

        (17)Power of Attorney dated February 28, 1997 is included herein.


Item 25. Persons Controlled by or Under Common Control with Registrant.

    Not Applicable.


Item 26. Number of Holders of Securities.

    As of March 31, 1997, American Century - Benham European Government Bond Fund (the sole operating series of American Century International Bond Funds) had 8,656 shareholders of record.


Item 27. Indemnification.

    As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

    Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Bylaws, amended on May 17, 1995, appearing as Exhibit 2(b) to Post-Effective Amendment No. 6 filed on February 29, 1996 (Accession # 0000880268-96-000007).


Item 28. Business and other Connections of Investment Advisor.

    The Registrant's investment advisor, Benham Management Corporation, provides investment advisory services for various collective investment vehicles and institutional clients and serves as investment advisor to a number of open-end investment companies.


Item 29. Principal Underwriters.

    The Registrant's distribution agent, American Century Investment Services, Inc., is distribution agent to American Century Capital Preservation Fund, Inc., American Century Capital Preservation Fund II, Inc., American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century Municipal Trust, American Century Target Maturities Trust, American Century Quantitative Equity Funds, American Century International Bond Funds, American Century Investment Trust, American Century Manager Funds, TCI Portfolios, Inc., American Century Capital
    Portfolios, Inc., American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. The information required with respect to each director, officer or partner of American Century Investment Services, Inc. is incorporated herein by reference to American Century Investment Services, Inc. Form B-D filed on November 21, 1985 (SEC File No. 8-35220; Firm CRD No. 17437).

Item 30. Location of Accounts and Records.

    Benham Management Corporation, the Registrant's investment advisor, maintains its principal office at 1665 Charleston Road, Mountain View, CA 94043. The Registrant and its agent for transfer and administrative services, American Century Services Corporation, maintain their principal office at 4500 Main St., Kansas City, MO 64111. American Century Services Corporation maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder. The computer and data base for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.


Item 31. Management Services.

    Not Applicable.


Item 32. Undertakings.

    Registrant  undertakes  to  furnish  each  person  to whom a  Prospectus  is
    delivered  with  a  copy  of  the  Registrant's   latest  annual  report  to
    shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 9/Amendment No. 10 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and State of California, on the 30th day of April, 1997. I hereby certify that this Amendment meets the requirements for immediate effectiveness pursuant to Rule 485(b).

                          AMERICAN CENTURY INTERNATIONAL BOND FUNDS


                          By: /s/ Douglas A. Paul
                              Douglas A. Paul
                              Vice President, Secretary, and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9/Amendment No. 10 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                         Date
*                                    Chairman of the Board of Trustees,  April 30, 1997
---------------------------------    President, and
James M. Benham                      Chief Executive Officer

*                                    Trustee                             April 30, 1997
---------------------------------
Albert A. Eisenstat

*                                    Trustee                             April 30, 1997
---------------------------------
Ronald J. Gilson

*                                    Trustee                             April 30, 1997
---------------------------------
Myron S. Scholes

*                                    Trustee                             April 30, 1997
---------------------------------
Kenneth E. Scott

*                                    Trustee                             April 30, 1997
---------------------------------
Isaac Stein

*                                    Trustee                             April 30, 1997
---------------------------------
James E. Stowers III

*                                    Trustee                             April 30, 1997
---------------------------------
Jeanne D. Wohlers

*                                    Chief Financial Officer, Treasurer  April 30, 1997
---------------------------------
Maryanne Roepke

/s/ Douglas A. Paul
*by Douglas A. Paul, Attorney in Fact (pursuant to a Power of Attorney dated February 28, 1997).